CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES
Net income (loss)	$ 2,418	$ (1,764)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	8	8
Equity in losses (earnings) of joint ventures	2,122	1,671
Changes in accrued interest income on advances to joint ventures and demand note	944	(297)
Amortization and write off of deferred debt issuance cost	747	282
Changes in accrued interest expense	(108)	81
Net currency exchange losses (gains)	446	0
Unrealized loss (gain) on financial instruments	(121)	0
Other adjustments	34	0
Changes in working capital:
Restricted cash	5,935	0
Unbilled construction contract income	0	(29,128)
Prepaid expenses and other receivables	675	6
Trade payables	620	19
Amounts due to owners and affiliates	1,272	7,446
Value added and withholding tax liability	(669)	(1,245)
Accrued liabilities and other payables	(150)	4,225
Net cash provided by (used in) operating activities	14,173	(18,696)
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	(215)	(2,285)
Receipts from repayment of principal on advances to joint ventures	1,594	1,864
Receipts from repayment of principal on direct financing lease	680	0
(Increase) decrease in restricted cash	0	10,700
Net cash provided by investing activities	2,059	10,279
FINANCING ACTIVITIES
Proceeds from long-term debt	0	96,000
Proceeds from amounts due to owners and affiliates	0	10,193
Repayment of long-term debt	(4,766)	0
Repayment of amounts due to owners and affiliates	0	(25,400)
Repayment of loans and promissory notes due to owners and affiliates	0	(48,500)
Contributions from (distributions to) owner	0	(9,768)
Payment of debt issuance cost	0	(9,259)
Cash distributions to unitholders	(8,880)	0
Proceeds from indemnifications received from Hoegh LNG	3,100	0
(Increase) decrease in restricted cash	68	0
Net cash provided by (used in) financing activities	(10,478)	13,266
Increase (decrease) in cash and cash equivalents	5,754	4,849
Effect of exchange rate changes on cash and cash equivalents	(469)	0
Cash and cash equivalents, beginning of period	30,477	108
Cash and cash equivalents, end of period	$ 35,762	$ 4,957